Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	2,000,000,000	2,000,000,000	2,000,000,000
Common stock, shares issued	473,098,618	263,725,234	169,217,460
Common stock, shares outstanding	473,098,618	263,725,234	169,217,460
Series A Preferred Stock [Member]
Preferred stock, shares authorized	1	1	1
Preferred stock, shares issued
Preferred stock, shares outstanding
Series B Preferred Stock [Member]
Preferred stock, shares authorized	500,000	500,000	500,000
Preferred stock, shares issued	50,000	50,000	75,000
Preferred stock, shares outstanding	50,000	50,000	75,000
Series C Preferred Stock [Member]
Preferred stock, shares authorized	129,559	129,559	129,559
Preferred stock, shares issued	129,559	129,559
Preferred stock, shares outstanding	129,559	129,559
Series D Preferred Stock [Member]
Preferred stock, shares authorized	1,000	1,000	400
Preferred stock, shares issued
Preferred stock, shares outstanding